Dear STI Classic Variable Trust Shareholder:

The STI Classic Variable Trust was launched on October 2, 1995. We are pleased to report that, within only a three month period, total Trust assets grew to approximately $14.3 million as of December 31, 1995. We look forward to continued robust asset growth in the year ahead.

The past year was marked by slower economic growth, low inflation, and the emergence of increased investor confidence in longer term financial assets. Both equity and fixed income securities' total return performance was outstanding.

Currently, investors are extremely concerned about slowing corporate profits and a weakening overall U.S. economy. However, the Federal Reserve has considerable flexibility to loosen monetary conditions and lower short-term interest rates. Given that 1996 is a presidential election year, it is also expected that more stimulative economic policy will be forthcoming once the budget debate is settled.

The STI Classic Variable Trust investment philosophy, which focuses on quality, should serve shareholders well in this kind of environment.

                                  Sincerely,

                                  /s/  ANTHONY R. GRAY

                                  Anthony R. Gray
                                  Chairman of the Board
                                  Chief Investment Officer
                                  STI Capital Management, N.A.

                            VALUE INCOME STOCK FUND

The Value Income Stock Fund (the "Fund") seeks to provide a high level of total return through investment in equity assets of high yielding, undervalued companies.

The Fund's investment philosophy is a very structured, methodical approach to purchasing stocks. The bottom-up approach has three key factors to consider in all investment decisions -- minimum dividend yield criteria, low historical relative valuation, and a fundamental catalyst which could upwardly value the individual security.

Most securities in the Fund's portfolio have a dividend yield of at least the average stock held in the S&P 500 market index. By screening for only high yielding securities, the Fund is ensured a high dividend component for the total return. Stocks are then screened on a relative historical valuation basis. Quantitative review is conducted on the Price to Book, Price to Earnings, Price to Cash Flow and Yield data for the past several years. Only stocks trading in the bottom third of their historical range (based on certain acceptable criteria) have the potential to be added to the portfolio. Finally, traditional fundamental analysis is applied to determine a catalyst which could, when recognized by other investors, revalue the stock positively. Only securities which appear to have a reason for attracting investor attention are then selected to be held in the Fund's portfolio.

This year we anticipate encountering several opportunities to invest in good companies whose valuations do not reflect their true potential. The current portfolio is the result of the rigid application of our investment discipline.If the economic cycle continues to lengthen, with a slowing U.S. economy, many of the stocks in the Fund should do very well, especially the larger holdings such as Tenneco, Corning, and Occidental Petroleum.

                             AGGRESSIVE GROWTH FUND

The Aggressive Growth Fund (the "Fund") seeks to provide capital appreciation by investing in a diversified portfolio of equity assets of mid-cap companies with above-average growth of earnings.

Mid-cap securities, between $300 million to $6 billion market capitalization, with a strong growth history are the primary consideration for this investment philosophy. These companies are evaluated relative to their industry sector and the market in general. Each industry sector is considered in relation to the business cycle, and the portfolio maintains large positions in the sectors which appear to perform best in the given cycle. Stocks that fall within favored sectors are analyzed based on fundamentals -- the quality of earnings, dependability of growth rates, and relative attractiveness of price/earnings ratios.

The Fund begins with securities presenting strong earnings growth relative to historical numbers. Then, business cycle analysis, sector rotation, and stock selection are applied in trading the portfolio. By evaluating the relative value of the various industry sectors at different points in the business cycle, sectors are identified that will perform well in a given environment. Stocks that fall within favored sectors are analyzed based on fundamentals -- the quality of earnings, dependability of growth rates, relative attractiveness of price/earnings ratios and the yield of the security.

Large positions are held in the technology, healthcare and financial securities, particularly banking stocks. The Fund is positioned to avoid cyclical weakness in the slowing economy. The more traditional growth companies look to continue their consistent earnings growth over the next several quarters and investors should shift into these types of securities as the stock market begins to plateau. The investment philosophy of the Fund is geared towards mid-cap sized growth companies, and these types of stocks should perform well in the current market environment.

                              CAPITAL GROWTH FUND

The investment objective of the Capital Growth Fund (the "Fund") is to provide capital appreciation by investing in a diversified portfolio of equity assets which have a consistent record of earnings growth and are relatively undervalued in the marketplace.

Large capitalization stocks with a strong growth history are the primary consideration for this investment philosophy. Out of this universe of companies, a security is selected for the portfolio when it appears undervalued based on the relative earnings ratios. In order to make this relative value comparison, each stock is compared to its own historical price earnings ratio range, to other stocks in the sector, and to the stock market as measured by indices such as the Standard & Poor's 500 Index.

The Fund focuses on business cycle analysis, sector rotation and stock selection when trading the portfolio. By evaluating the relative value of the various industry sectors at different points in the business cycle, sectors are identified that will perform well in a given environment. Stocks that fall within favored sectors are analyzed based on fundamentals -- the quality of earnings, dependability of growth rates, relative attractiveness of price/earnings ratios and the yield of the security.

The Fund held true to form in the volatile market environment, focusing on the larger growth companies in each of the best performing industry sectors. A large weighting in the technology and healthcare industries, as well as energy, financial and leisure all led to adequate exposure to the growth of the equity markets. Underexposure to automotive, aerospace and the cyclicals limited the downside exposure of the slowing U.S. economy.

The Fund continues to be underexposed to cyclical sectors such as building, machinery, mining and textiles which should continue to have a difficult time in the current economic climate. However, a slowing economy typically leads to higher returns in the more traditional growth sectors. The strong earnings history of the larger food, beverage and tobacco companies should fair well in a slowing stock market. Also, larger healthcare and selected financial companies look to continue their consistent growth records over the next several quarters. As performance returns from smaller, cyclical companies begin to decline, investors will turn to larger companies with more reliable earnings growth. This is the optimal environment for the Fund, and it stands positioned to take advantage of this market.

                           INVESTMENT GRADE BOND FUND

The Investment Grade Bond Fund (the "Fund") seeks to provide as high a level of total return through income and capital appreciation through investment in high quality fixed income securities.

The Fund utilizes an investment philosophy which minimizes risk, while outperforming selected market indices. The core portfolio is structured around the composition of the Lehman Government/Corporate Index. The composition of the index is reviewed and quantitative historical data is analyzed to determine the optimal spread ranges of the different market sectors.

Once the optimum market sectors are selected, an over- or under-weighting is developed in different sectors by investing in well-valued issues. All securities purchased are carefully reviewed for value. Yield curve analysis and credit ratings are an important part of this process.

A level of technical analysis is then applied to assist in duration structure keeping the portfolio within 15% of the duration of the Lehman Government Corporate Index. By aggressively applying this investment philosophy to the fixed income markets, the Fund provides at or above market returns while keeping portfolio risk well below the market indicators and most fixed income managers.

The past year's economy was in a slow growth mode which was positive for the fixed income markets. Growth rates in corporate earnings and industrial production remained in check throughout 1995, keeping inflationary pressures down and allowing fixed income securities to appreciate. The result was a less volatile trading environment centered around a moderately flat yield curve.

The impact of the proposed Federal budget and Federal Reserve interest rate policy will significantly influence the fixed income market over the course of the next six months. The Fund will maintain roughly the same duration as the Lehman Government/Corporate Bond Index. The 1996 fixed income market will be volatile as interest rates fluctuate and economic indicators vary. Still, the Fund is fairly positioned for this environment.

STATEMENT OF NET ASSETS
STI CLASSIC VARIABLE TRUST FUNDS  December 31, 1995

VALUE INCOME STOCK FUND

                                                 MARKET
                                      SHARES   VALUE (000)
                                      ------   -----------
COMMON STOCK -- 90.2%
AIRCRAFT -- 0.2%
  United Technologies                   100       $    9
                                                  ------
AUTOMOTIVE -- 0.8%
  Eaton                                 600           32
                                                  ------
BANKS -- 6.7%
  BankAmerica                           500           32
  Central Fidelity Banks                800           26
  Compass Bancshares                    800           26
  First Virginia Banks                  400           17
  Fleet Financial Group                 800           33
  Great Western Financial               700           18
  Magna Group                           800           19
  Nationsbank                           500           35
  PNC Bank                            1,100           35
  Summit Bancorporation                 900           28
                                                  ------
    Total Banks                                      269
                                                  ------
CHEMICALS -- 4.3%
  Crompton & Knowles                    800           11
  DuPont (E.I.) de Nemours              800           56
  Ethyl                               4,000           50
  Lawter International                1,100           13
  Lubrizol                              400           11
  Nalco Chemical                        600           18
  Witco Chemical                        500           15
                                                  ------
    Total Chemicals                                  174
                                                  ------
COMPUTERS & SERVICES -- 0.8%
  Pitney Bowes                          700           33
                                                  ------
DRUGS -- 6.1%
  American Home Products                600           58
  Bristol-Myers Squibb                  900           77
  Rhone-Poulenc Rorer                   400           21
  Schering Plough                       200           11
  Warner Lambert                        800           78
                                                  ------
    Total Drugs                                      245
                                                  ------
ELECTRICAL & ELECTRONIC
  PRODUCTS -- 0.9%
  General Electric                      500           36
                                                  ------
ELECTRICAL UTILITIES -- 3.1%
  Cinergy                             1,700           52
  General Public Utilities            1,100           37
  Northeast Utilities                   600           15
  Pacificorp                            900           19
                                                  ------
    Total Electrical Utilities                       123
                                                  ------
ENVIRONMENTAL SERVICES -- 0.9%
  Browning-Ferris Industries          1,300           38
                                                  ------
FOOD, BEVERAGE & TOBACCO -- 9.5%
  General Mills                         700           40
  Grand Metropolitan PLC              2,700           78
  Hanson PLC ADR                      4,200           64
  Heinz (H.J.)                        2,050           68
  Lance                                 800           13
  RJR Nabisco                         2,000           62
  Schweitzer-Mauduit International*      20            1
  UST                                 1,700           56
                                                  ------
    Total Food, Beverage & Tobacco                   382
                                                  ------
GAS -- 1.1%
  El Paso Natural Gas                   800           23
  Sonat                                 600           21
                                                  ------
    Total Gas/Natural Gas                             44
                                                  ------
GLASS PRODUCTS -- 1.5%
  Corning                             1,900           61
                                                  ------
HOUSEHOLD FURNITURE &
  FIXTURES -- 0.6%
  Masco                                 700           22
                                                  ------

                                                 MARKET
DESCRIPTION                           SHARES  VALUE (000)
                                      ------  -----------
HOUSEHOLD PRODUCTS -- 3.2%
  Dial                                1,900       $   56
  Maytag                              1,700           35
  Snap-on Tools                         800           36
                                                  ------
    Total Household Products                         127
                                                  ------
INSURANCE -- 4.4%
  Aetna Life & Casualty                 600           41
  Lincoln National                    1,000           54
  Marsh and McLennan                    900           80
                                                  ------
    Total Insurance                                  175
                                                  ------
MACHINERY -- 6.8%
  Cooper Industries                   1,500           55
  Dresser Industries                  2,300           56
  General Signal                      1,600           52
  Goulds Pumps                          800           20
  Tenneco                             1,800           89
                                                  ------
    Total Machinery                                  272
                                                  ------
MEDICAL PRODUCTS & SERVICES -- 1.1%
  Bausch & Lomb                       1,100           44
                                                  ------
METALS AND MINING -- 0.8%
  Minnesota Mining &
    Manufacturing                       500           33
                                                  ------
MISCELLANEOUS CONSUMER
  SERVICES -- 1.1%
  H & R Block                         1,100           45
                                                  ------
PAPER & PAPER PRODUCTS -- 2.7%
  International Paper                   800           30
  James River                         1,800           43
  Kimberly-Clark                        200           17
  Tambrands                             400           19
                                                  ------
    Total Paper & Paper Products                     109
                                                  ------

PETROLEUM & FUEL PRODUCTS -- 3.5%
  Occidental Petroleum                3,200       $   68
  Questar                             1,100           37
  YPF Sociedad Anonima ADR            1,700           37
                                                  ------
    Total Petroleum & Fuel Products                  142
                                                  ------
PETROLEUM REFINING -- 7.3%
  Ashland                             1,100           39
  Atlantic Richfield                    600           66
  Pennzoil                              900           38
  Phillips Petroleum                  1,100           38
  Repsol                              1,100           36
  Texaco                                500           39
  USX-Marathon Group                  1,900           37
                                                  ------
    Total Petroleum Refining                         293
                                                  ------
PHOTOGRAPHIC EQUIPMENT &
  SUPPLIES -- 1.4%
  Xerox                                 400           55
                                                  ------
PRINTING & PUBLISHING -- 4.2%
  Deluxe                              1,700           49
  Gannett                               800           49
  McGraw-Hill                           600           52
  Time Warner                           600           19
                                                  ------
    Total Printing & Publishing                      169
                                                  ------
PROFESSIONAL SERVICES -- 2.2%
  Dun & Bradstreet                      800           52
  Ogden                               1,800           38
                                                  ------
    Total Professional Services                       90
                                                  ------
RAILROADS -- 0.9%
  Conrail                               500           35
                                                  ------
RETAIL -- 4.2%
  Giant Food, Class A                   700           22
  Intimate Brands*                    1,800           27
  Melville                            1,000           31

STATEMENT OF NET ASSETS
STI CLASSIC VARIABLE TRUST FUNDS  December 31, 1995

VALUE INCOME STOCK FUND -- CONCLUDED

                                                   MARKET
                                     SHARES      VALUE (000)
                                     ------      -----------
RETAIL -- CONTINUED
  J.C. Penney                         1,000       $   48
  Sears Roebuck                       1,000           39
                                                  ------
    Total Retail                                     167
                                                  ------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.2%
  AMP                                 1,200           46
                                                  ------
STEEL & STEEL WORKS -- 0.8%
  USX-U.S. Steel Group                1,000           31
                                                  ------
TELECOMMUNICATIONS -- 7.9%
  Alltel                              2,200           65
  Bellsouth                             600           26
  GTE                                 1,200           53
  SBC Telecommunications                300           17
  Southern New England Telecom        1,400           56
  Sprint                              1,900           76
  US West                               700           25
                                                  ------
    Total Telecommunications                         318
                                                  ------
Total Common Stock
    (Cost $3,421,729)                              3,619
                                                  ------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
                                   ------------  -----------
REPURCHASE AGREEMENTS -- 9.6%
  Lehman Brothers Incorporated,
    5.54%, dated 12/29/95, matures
    01/02/96, repurchase price
    $386,086 (collateralized by U.S.
    Treasury Note, par value
    $391,379, 5.625%, maturity date
    10/31/97, market value
    $397,679)                          $386       $  386
                                                  ------
Total Repurchase Agreements
    (Cost $386,096)                                  386
                                                  ------
Total Investments -- 99.8%
    (Cost $3,807,825)                              4,005
                                                  ------
OTHER ASSETS AND LIABILITIES -- 0.2%
  Total Other Assets and Liabilities                  10
                                                  ------
NET ASSETS:
  Portfolio Shares (unlimited
    authorization - no par value)
    based on 376,157 outstanding
    shares of beneficial interest                  3,813
  Undistributed net realized gain
    on investments                                     5
  Unrealized appreciation on investments             197
                                                  ------
Total Net Assets: -- 100%                         $4,015
                                                  ======
Net Asset Value, Offering Price and
  Redemption Price Per Share                      $10.67
                                                  ======


ADR -- American Depository Receipt
PLC -- Public Limited Company

* Non-income producing security


    The accompanying notes are an integral part of the financial statements.





8

Aggressive Growth Fund

                                                  MARKET
                                      SHARES   VALUE (000)
                                      ------   -----------
COMMON STOCK -- 84.9%
AEROSPACE & DEFENSE -- 1.3%
  Litton Industries*                  1,000       $   45
                                                  ------
AIR TRANSPORTATION -- 0.4%
  Atlantic Southeast Airlines           600           13
                                                  ------
AIRCRAFT -- 0.8%
  Sundstrand                            400           28
                                                  ------
APPAREL/TEXTILES -- 0.6%
  Nine West Group*                      400           15
  Shaw Industries                       500            7
                                                  ------
    Total Apparel/Textiles                            22
                                                  ------
AUTOMOTIVE -- 2.6%
  Allen Group                           600           13
  Federal Signal                        600           16
  General Motors,  Class E              700           36
  Magna International, Class A          500           22
                                                  ------
    Total Automotive                                  87
                                                  ------
BANKS -- 12.4%
  Bancorp Hawaii                        700           25
  California Federal Bank, Class A*   1,000           16
  Comerica                              900           36
  Crestar Financial                     700           41
  First Security                        900           35
  Great Western Financial             1,700           43
  Marshall & Ilsley                     600           16
  Merchantile Bancorp                 1,000           46
  Regions Financial Corporation         600           26
  Republic New York                     700           43
  Signet Banking                        800           19
  Southtrust                            900           23
  United Jersey Bank Financial        1,500           54
                                                  ------
    Total Banks                                      423
                                                  ------
BROADCASTING, NEWSPAPERS &
  ADVERTISING -- 0.5%
  Interpublic Group                     400           17
                                                  ------
CHEMICALS -- 2.2%
  Cabot                               1,000           54
  Praxair                               400           13
  Witco Chemical                        300            9
                                                  ------
    Total Chemicals                                   76
                                                  ------
COMMUNICATIONS EQUIPMENT -- 1.5%
  ADC Telecommunications*               800           29
  Vishay Intertechnology*               700           22
                                                  ------
    Total Communications Equipment                    51
                                                  ------
COMPUTERS & SERVICES -- 3.5%
  Bay Networks*                         950           39
  Dell Computer*                        600           21
  EMC Corporation/Mass*                 700           11
  Seagate Technology*                   400           19
  Silicon Graphics*                     300            8
  Symbol Technologies*                  500           20
                                                  ------
    Total Computers & Services                       118
                                                  ------
DRUGS -- 6.7%
  Biogen*                               700           43
  Chiron*                               500           55
  Genzyme*                              800           50
  Ivax                                1,000           29
  Mylan Laboratories                    700           17
  Scherer RP*                           700           34
                                                  ------
    Total Drugs                                      228
                                                  ------
ELECTRICAL UTILITIES -- 1.2%
  Wisconsin Energy                    1,400           43
                                                  ------
ENTERTAINMENT -- 1.4%
  Mirage Resorts*                     1,400           48

STATEMENT OF NET ASSETS
STI CLASSIC VARIABLE TRUST FUNDS  December 31, 1995

AGGRESSIVE GROWTH FUND

                                                 MARKET
                                     SHARES   VALUE (000)
                                     ------   ----------
FINANCIAL SERVICES -- 3.1%
  Bear Stearns                          500       $   10
  Franklin Resources                  1,000           50
  Green Tree Financial                1,000           26
  Charles Schwab                      1,000           20
                                                  ------
    Total Financial Services                         106
                                                  ------
FOOD, BEVERAGE & TOBACCO -- 3.2%
  Dole Food                             700           25
  IBP                                   500           25
  McCormick                           1,400           34
  Tyson Foods                         1,000           26
                                                  ------
    Total Food, Beverage & Tobacco                   110
                                                  ------
HOUSEHOLD PRODUCTS -- 1.9%
  American Standard*                  1,800           51
  Hubbell, Class B                      200           13
                                                  ------
                                                      64
                                                  ------
INSURANCE -- 2.7%
  AFLAC                                 700           30
  Equifax                             1,400           30
  Mid Atlantic Medical Services*        500           12
  Progressive of Ohio                   400           20
                                                  ------
    Total Insurance                                   92
                                                  ------
LUMBER & WOOD PRODUCTS -- 0.6%
  Clayton Homes                         950           20
                                                  ------
MACHINERY -- 0.3%
  Goulds Pumps                          400           10
                                                  ------
MEDICAL PRODUCTS & SERVICES -- 3.9%
  Fisher Scientific International       400           13
  Healthsouth Rehabilitation*         1,300           38
  Nellcor*                              400           23
  Pacificare Health Systems, Class B*   300           26
  Varian Associates                     400           19
  Tenet Healthcare *                    700           15
                                                  ------
    Total Medical Products & Services                134
                                                  ------
METALS & MINING -- 2.3%
  Alumax*                               500           15
  Molten Metal Technology*              800           26
  Potash of Saskatchewan, ADR           500           36
                                                  ------
    Total Metals & Mining                             77
                                                  ------
MISCELLANEOUS BUSINESS
  SERVICES -- 4.5%
  Adobe Systems                         200           13
  Cadence Design Systems*               600           25
  Cuc International*                  1,000           34
  Informix*                             900           27
  Mentor Graphics*                      700           13
  Parametric Technology*                500           33
  Symantec*                             400            9
                                                  ------
    Total Miscellaneous Business
      Services                                       154
                                                  ------
MISCELLANEOUS MANUFACTURING -- 1.1%
  Stryker                               700           37
                                                  ------
PAPER & PAPER PRODUCTS -- 0.6%
  Tambrands                             400           19
                                                  ------
PETROLEUM & FUEL PRODUCTS -- 2.1%
  Apache                              1,000           30
  Questar                               400           13
  Weatherford Enterra*                  922           27
                                                  ------
    Total Petroleum & Fuel Products                   70
                                                  ------
PETROLEUM REFINING -- 2.5%
  Kerr-McGee                            800           51
  Valero Energy                       1,400           34
                                                  ------
    Total Petroleum Refining                          85
                                                  ------
PRINTING & PUBLISHING -- 2.2%
  American Greetings, Class A         1,100           30
  Belo, Class A                         700           24
  Houghton Mifflin                      500           22
                                                  ------
    Total Printing & Publishing                       76
                                                  ------

                                                  MARKET
                                      SHARES   VALUE (000)
                                      ------   -----------
RAILROADS -- 1.1%
  Illinois Central                    1,000       $   38
                                                  ------
REAL ESTATE -- 0.1%
  Castle & Cooke*                       233            4
                                                  ------
RETAIL -- 6.5%
  Circuit City Stores                   300            8
  Federated Department Stores*          900           25
  Hannaford Brothers                    500           12
  Kohls*                                700           37
  Micro Warehouse*                      400           17
  Outback Steakhouse*                   800           29
  Price/Costco*                       2,000           31
  Talbots                               800           23
  Wendys International                1,900           40
                                                  ------
    Total Retail                                     222
                                                  ------
RUBBER & PLASTIC -- 1.3%
  First Brands                          900           43
                                                  ------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.0%
  Analog Devices*                       800           28
  Atmel*                                500           11
  Linear Technology                     600           24
  LSI Logic*                          1,200           39
                                                  ------
    Total Semi-Conductors/
      Instruments                                    102
                                                  ------
STEEL & STEEL WORKS -- 1.3%
  Olin                                  600           45
                                                  ------
TELEPHONES &
  TELECOMMUNICATION -- 2.5%
  Frontier*                           1,000           30
  Worldcom*                           1,600           56
                                                  ------
    Total Telephones &
      Telecommunication                               86
                                                  ------

WHOLESALE -- 3.0%
  Arrow Electronics*                    300           13
  Avnet                                 400           18
  Cardinal Health                       600           33
  Office Depot                        1,000           20
  Staples                               700           17
                                                  ------
    Total Wholesale                                  101
                                                  ------
Total Common Stock
    (Cost $2,827,849)                              2,894
                                                  ------
                                       FACE        MARKET
                                   AMOUNT (000)  VALUE (000)
                                   ------------  -----------
U.S. TREASURY OBLIGATIONS -- 8.8%
  U.S. Treasury Bill
    5.450%, 01/04/96                    300          300
                                                  ------
Total U.S. Treasury Obligations
    (Cost $299,894)                                  300
                                                  ------
REPURCHASE AGREEMENTS -- 5.6%
  Lehman Brothers Incorporated,
    5.54%, dated 12/29/95,
    matures 01/02/96, repurchase
    price $192,307 (collateralized
    by U.S. Treasury Note, par
    value $194,938, 5.625%, maturity
    date 10/31/97, market
    value $198,076)                     192          192
                                                  ------
Total Repurchase Agreements
    (Cost $192,307)                                  192
                                                  ------
Total Investments -- 99.3%
    (Cost $3,320,050)                              3,386
                                                  ------
OTHER ASSETS AND LIABILITIES -- 0.7%
  Total Other Assets and Liabilities                  23
                                                  ------



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
STI CLASSIC VARIABLE TRUST FUNDS  December 31, 1995

AGGRESSIVE GROWTH
FUND -- CONCLUDED



                                                 MARKET
                                              VALUE (000)
                                              -----------
NET ASSETS:
  Portfolio shares (unlimited
    authorization - no par value)
    based on 331,877 outstanding
    shares of beneficial interest                 $3,334
  Accumulated net realized gain
    on investments                                     9
  Unrealized appreciation on investments              66
                                                  ------
Total Net Asset: -- 100.0%                        $3,409
                                                  ======
Net Asset Value, Offering Price and
  Redemption Price Per Share                      $10.27
                                                  ======
ADR -- American Depository Receipt
* Non-income producing security

                                                 MARKET
                                      SHARES  VALUE (000)
                                      ------  -----------
CAPITAL GROWTH FUND

COMMON STOCK -- 86.9%
AIRCRAFT -- 3.9%
  Allied Signal                       1,000       $   48
  Boeing                                400           31
  Textron                               300           20
  United Technologies                   500           47
                                                  ------
    Total Aircraft                                   146
                                                  ------
AUTOMOTIVE -- 0.8%
  General Motors                        600           32
                                                  ------
BANKS -- 4.2%
  H.F. Ahmanson                         600           16
  Bank of Boston                        600           28
  Bank South                            400           12
  Chase Manhattan                       500           30
  First Interstate                      100           14
  Integra Financial                     400           25
  Signet Banking                        700           16
  Summit Bancorporation                 500           16
                                                  ------
    Total Banks                                      157
                                                  ------
BROADCASTING, NEWSPAPERS &
  ADVERTISING -- 3.2%
  Capital Citites/ABC                   400           49
  Tele-Communications, Class A*       1,300           26
  Viacom, Class B*                    1,000           47
                                                  ------
    Total Broadcasting, Newspapers &
      Advertising                                    122
                                                  ------
BUILDING & CONSTRUCTION -- 0.8%
  Foster Wheeler                        300           13
  Halliburton                           300           15
                                                  ------
    Total Building & Construction                     28
                                                  ------
CHEMICALS -- 3.0%
  Air Products & Chemicals              500           26
  Dow Chemical                          200           14
  DuPont (E.I.) de Nemours              800           56
  Praxair                               500           17
                                                  ------
    Total Chemicals                                  113

                                                  MARKET
                                      SHARES   VALUE (000)
                                      ------   -----------
COMMUNICATIONS EQUIPMENT -- 2.4%
  ITT*                                  500       $   26
  ITT Industries*                       500           12
  Motorola                              800           46
  Scientific-Atlanta                    500            8
                                                  ------
    Total Communications Equipment                    92
                                                  ------
COMPUTERS & SERVICES -- 5.2%
  Cisco Systems                         200           15
  Computer Sciences *                   200           14
  Digital Equipment *                   300           20
  General Motors, Class E               600           31
  Hewlett Packard                       300           25
  International Business Machines       600           55
  Microsoft*                            400           35
                                                  ------
    Total Computers & Services                       195
                                                  ------
CONTAINERS & PACKAGING -- 0.4%
  Newell                                600           16
                                                  ------
DRUGS  --  9.8%
  Abbott Labs                           700           29
  Allergan                              500           16
  American Home Products                200           19
  Amgen*                                600           36
  Bristol-Myers Squibb                  400           34
  Bush Boake Allen*                     500           14
  Johnson & Johnson                     400           34
  Merck                                 500           33
  Pfizer                                400           25
  Schering Plough                       300           16
  SmithKline Beecham                  1,200           67
  Upjohn                                500           19
  Warner Lambert                        300           29
                                                  ------
    Total Drugs                                      371
                                                  ------

ELECTRICAL & ELECTRONIC PRODUCTS -- 2.6%
  Emerson Electric                      500           41
  General Electric                      800           57
                                                  ------
    Total Electrical & Electronic Products            98
                                                  ------
ENVIRONMENTAL SERVICES -- 1.0%
  Wheelabrator Technologies             700           12
  WMX Technologies                      800           24
                                                  ------
    Total Environmental Services                      36
                                                  ------
ENTERTAINMENT -- 1.2%
  Carnival                            1,900           46
                                                  ------
FINANCIAL SERVICES -- 1.9%
  Federal Home Loan Mortgage
    Corporation                         600           50
  ITT Hartford Group*                   500           24
                                                  ------
    Total Financial Services                          74
                                                  ------
FOOD, BEVERAGE & TOBACCO -- 7.7%
  Campbell Soup                         300           18
  CPC International                     300           21
  Coca Cola                             400           30
  ConAgra                               400           17
  General Mills                         300           17
  Hershey Foods                         200           13
  Kellogg                               200           15
  PepsiCo                               500           28
  Philip Morris                         900           81
  RJR Nabisco                           500           15
  Sara Lee                            1,100           35
                                                  ------
    Total Food, Beverage & Tobacco                   290
                                                  ------
HOUSEHOLD PRODUCTS -- 4.0%
  American Standard*                    900           25
  Gillette                              800           42
  Procter & Gamble                    1,000           83
                                                  ------
    Total Household Products                         150

STATEMENT OF NET ASSETS
STI CLASSIC VARIABLE TRUST FUNDS  December 31, 1995

CAPITAL GROWTH FUND -- CONCLUDED

                                                 MARKET
                                      SHARES   VALUE (000)
                                     --------  ----------
INSURANCE -- 4.6%
  American International Group          200       $ 18
  Chubb                                 300         29
  General Re Corporation                400         62
  MGIC Investment                       400         22
  Travelers                             700         44
                                                  ----
    Total Insurance                                175
                                                  ----
LEISURE PRODUCTS -- 0.8%
  Mattel                              1,000         31
                                                  ----
MACHINERY -- 3.0%
  Deere                                 400         14
  General Signal                      1,400         45
  Tyco Labs                           1,500         54
                                                  ----
    Total Machinery                                113
                                                  ----
MEDICAL PRODUCTS & SERVICES -- 3.6%
  Columbia/HCA Healthcare             1,000         51
  Cordis *                              200         20
  Healthsouth Rehabilitation *          600         17
  Medtronic                             300         17
  Tenet Healthcare*                     800         17
  Varian Associates                     300         14
                                                  ----
    Total Medical Products & Services              136
                                                  ----
METALS AND MINING -- 0.8%
  Aluminum Company of America           200         10
  Molten Metal Technology*              600         20
                                                  ----
    Total Metals & Mining                           30
                                                  ----
MISCELLANEOUS BUSINESS
  SERVICES -- 0.6%
  First Data                            200         13
  Oracle Systems*                       200          9
                                                  ----
    Total Miscellaneous Business
      Services                                      22
                                                  ----

PETROLEUM & FUEL PRODUCTS -- 1.9%
  Exxon                                 200         16
  Occidental Petroleum                1,000         21
  Schlumberger                          300         21
  Union Texas Petroleum Holdings        600         12
                                                  ----
    Total Petroleum & Fuel Products                 70
                                                  ----
PETROLEUM REFINING -- 4.6%
  Amoco                                 300         22
  Atlantic Richfield                    300         33
  Chevron                               700         37
  Kerr-McGee                            300         19
  Phillips Petroleum                    500         17
  Texaco                                300         24
  Unocal                                800         23
                                                  ----
    Total Petroleum Refining                       175
                                                  ----
PHOTOGRAPHIC EQUIPMENT &
  SUPPLIES -- 2.1%
  Eastman Kodak                         600         40
  Xerox                                 300         41
                                                  ----
    Total Photographic Equipment &
      Supplies                                      81
                                                  ----
PRINTING & PUBLISHING -- 0.2%
  American Greetings, Class A           300          8
                                                  ----
RAILROADS -- 1.9%
  Burlington Northern Santa Fe          200         16
  Conrail                               300         21
  Union Pacific                         500         33
                                                  ----
    Total Railroads                                 70
                                                  ----
RETAIL -- 4.6%
  Barnes & Noble*                       400         12
  Federated Department Stores*          500         14
  Home Depot                            900         43
  Kroger*                               500         19
  Marriott International                800         30
  Office Depot*                         700         14

                                                       MARKET
                                          SHARES     VALUE (000)
                                       ------------  -----------
 RETAIL (CONTINUED)
  Wal-Mart Stores                          1,200       $   27
  Wendy's International                      700           15
                                                       ------
    Total Retail                                          174
                                                       ------
RUBBER & PLASTIC -- 0.7%
  Goodyear Tire & Rubber                     600           27
                                                       ------
SEMI-CONDUCTORS/INSTRUMENTS -- 1.6%
  AMP                                        800           31
  Intel                                      500           28
                                                       ------
    Total Semi-Conductors/
      Instruments                                          59
                                                       ------
STEEL & STEEL WORKS -- 0.5%
  Worthington Industries                     900           19
                                                       ------
TELEPHONES &
  TELECOMMUNICATION -- 2.0%
  Alltel                                     600           18
  AT&T                                       900           58
                                                       ------
    Total Telephones &
      Telecommunication                                    76
                                                       ------
WHOLESALE -- 1.3%
  Arrow Electronics*                         600           26
  Sysco                                      800           26
                                                       ------
    Total Wholesale                                        52
                                                       ------
Total Common Stock
    (Cost $3,088,684)                                   3,284
                                                       ------
                                                       MARKET
                                          SHARES     VALUE (000)
                                       ------------  -----------
REPURCHASE AGREEMENT -- 17.7%
  Lehman Brothers Incorporated,
    5.54%, dated 12/29/95, matures
    01/02/96, repurchase price
    $666,534 (collateralized by U.S.
    Treasury Note, par value
    $675,655, 5.625%, maturity date
    10/31/97, market value
    $686,530)                               $667       $  667
                                                       ------
Total Repurchase Agreements
    (Cost $666,534)                                       667
                                                       ------
Total Investments -- 104.6%
  (Cost $3,755,218)                                     3,951
                                                       ------
OTHER ASSETS AND LIABILITIES -- (4.6%)
  Total Other Assets and Liabilities                     (173)
                                                       ------
NET ASSETS:
  Portfolio shares (unlimited
    authorization - no par value)
    based on 354,566 outstanding
    shares of beneficial interest                       3,595
  Accumulated realized loss
    on investments                                        (13)
  Unrealized appreciation on investments                  196
                                                       ------
Total Net Asset: -- 100%                               $3,778
                                                       ======
Net Asset Value, Offering Price and
  Redemption Price Per Share                           $10.66
                                                       ======

* Non-income producing security


    The accompanying notes are an integral part of the financial statements

STATEMENT OF NET ASSETS
STI CLASSIC VARIABLE TRUST FUNDS  December 31, 1995

INVESTMENT GRADE BOND FUND

                                           FACE        MARKET
                                       AMOUNT (000)  VALUE (000)
                                       ------------  -----------
U.S. TREASURY OBLIGATIONS -- 91.6%
  U.S. Treasury Note
    8.880%, 02/15/99                      $1,000       $1,102
    5.750%, 08/15/03                         400          405
    7.880%, 11/15/04                       1,000        1,157
  U.S. Treasury Bond
    8.130%, 08/15/19                         150          189
                                                       ------
Total U.S. Treasury Obligations
    (Cost $2,783,310)                                   2,853
                                                       ------
REPURCHASE AGREEMENTS -- 3.9%
  Lehman Brothers Incorporated,
    5.54%, dated 12/29/95, matures
    01/02/96, repurchase price
    $121,934 (collateralized by
    U.S. Treasury Note, par value
    $123,601, 5.625%, maturity
    date 10/31/97, market
    value $125,592)                          123          123
                                                       ------
Total Repurchase Agreements
    (Cost $121,934)                                       123
                                                       ------
CASH EQUIVALENT -- 2.6%
  SEI Liquid Asset Trust Prime
    Money Market                              80           80
                                                       ------
Total Cash Equivalent
    (Cost $80,368)                                         80
                                                       ------
Total Investments -- 98.1%
  (Cost $2,985,612)                                     3,056
                                                       ------
OTHER ASSETS AND LIABILITIES -- 1.9%
  Total Other Assets and Liabilities                       59
                                                       ------
NET ASSETS:
  Portfolio shares (unlimited
    authorization - no par value)
    based on 304,027 outstanding
    shares of beneficial interest                       3,045
  Unrealized appreciation on investments                   70
                                                       ------
Total Net Assets: -- 100%                              $3,115
                                                       ======
Net Asset Value, Offering Price and
Redemption Price Per Share                              $10.25

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
STI CLASSIC VARIABLE TRUST FUNDS For the Period from Inception through December 31, 1995



                                                                   VALUE
                                                                   INCOME      AGGRESSIVE    CAPITAL      INVESTMENT
                                                                    STOCK        GROWTH       GROWTH        GRADE
                                                                    FUND          FUND         FUND       BOND FUND
                                                               -------------   -----------  ----------   -------------
                                                                 10/02/95-*    10/02/95-*   10/02/95-*    10/02/95-*
                                                                  12/31/95      12/31/95     12/31/95      12/31/95
                                                                    (000)         (000)        (000)        (000)
                                                               -------------   -----------  ----------   -------------
Investment Income:
  Interest Income . . . . . . . . . . . . . . . . . . . . .          $  6         $ 20         $ 10          $ 40
  Dividend Income . . . . . . . . . . . . . . . . . . . . .            24            4           11           --
                                                                     ----         ----         ----          ----
      Total Investment Income . . . . . . . . . . . . . . .            30           24           21            40
                                                                     ----         ----         ----          ----
Expenses:
  Investment Advisory Fees  . . . . . . . . . . . . . . . .             6            8            8             5
  Investment Advisory Fees Waived . . . . . . . . . . . . .            (6)          (8)          (8)           (5)
  Reimbursement from Advisor. . . . . . . . . . . . . . . .           (30)         (29)         (29)          (32)
  Administrator Fees  . . . . . . . . . . . . . . . . . . .            16           16           16            16
  Custody Fees  . . . . . . . . . . . . . . . . . . . . . .             1            1            1             1
  Transfer Agent Fees . . . . . . . . . . . . . . . . . . .             3            3            3             3
  Professional Fees . . . . . . . . . . . . . . . . . . . .            10           10           10            10
  Trustee Fees  . . . . . . . . . . . . . . . . . . . . . .           --           --           --            --
  Registration Fees . . . . . . . . . . . . . . . . . . . .             1            1            1             1
  Printing Expenses . . . . . . . . . . . . . . . . . . . .             3            3            3             3
  Insurance and Other Fees  . . . . . . . . . . . . . . . .             1            1            1             1
  Amortization of Deferred Organization Costs . . . . . . .             2            2            2             2
                                                                     ----         ----         ----          ----
      Total Expenses                                                    7            8            8             5
                                                                     ----         ----         ----          ----
         Net Investment Income (Loss)                                  23           16           13            35
                                                                     ----         ----         ----          ----
  Net Realized Gain (Loss) on Securities Sold . . . . . . .             5            9          (13)          --
  Net Unrealized Appreciation on Investments: . . . . . . .           197           66          196            70
                                                                     ----         ----         ----          ----
         Net Realized and Unrealized Gain on Investments              202           75          183            70
                                                                     ----         ----         ----          ----
Increase in Net Assets from Operations  . . . . . . . . . .          $225         $ 91         $196          $105
                                                                     ====         ====         ====          ====

Amounts designated as "--" are either $0 or have been rounded to $0.
* Commencement of operations.




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
STI CLASSIC VARIABLE TRUST FUNDS For the Period from Inception through December 31, 1995

                                                                    VALUE
                                                                   INCOME      AGGRESSIVE      CAPITAL      INVESTMENT
                                                                    STOCK        GROWTH        GROWTH         GRADE
                                                                     FUND          FUND         FUND        BOND FUND
                                                                 ----------    ----------    ----------    ----------
                                                                 10/02/95-*    10/02/95-*    10/02/95-*    10/02/95-*
                                                                  12/31/95      12/31/95      12/31/95      12/31/95
                                                                    (000)         (000)         (000)        (000)
                                                                 ----------    ----------    ----------    ----------
Operations:
  Net Investment Income  . . . . . . . . . . . . . . . . . . .      $   23      $   16        $   13        $   35
  Net Realized Gain (Loss) on Investments  . . . . . . . . . .           5           9           (13)           --
  Net Change in Unrealized Appreciation on Investments . . . .         197          66           196            70
                                                                    ------      ------        ------        ------
  Increase in Net Assets from Operations   . . . . . . . . . .         225          91           196           105
                                                                    ------      ------        ------        ------
Distributions to Shareholders:
  Net Investment Income: . . . . . . . . . . . . . . . . . . .         (23)        (16)          (13)          (35)
  Capital Gains: . . . . . . . . . . . . . . . . . . . . . . .          --          --            --            --
                                                                    ------      ------        ------        ------
    Total Distributions  . . . . . . . . . . . . . . . . . . .         (23)        (16)          (13)          (35)
                                                                    ------      ------        ------        ------
Capital Transactions:
  Proceeds from Shares Issued  . . . . . . . . . . . . . . . .       3,790       3,318         3,582         3,010
  Reinvestment of Cash Distributions . . . . . . . . . . . .            23          16            13            35
  Cost of Shares Repurchased . . . . . . . . . . . . . . . . .          --          --            --            --
                                                                    ------      ------        ------        ------
    Increase in Net Assets from Share Transactions . . . . . .       3,813       3,334         3,595         3,045
                                                                    ------      ------        ------        ------
      Total Increase in Net Assets . . . . . . . . . . . . . .       4,015       3,409         3,778         3,115
                                                                    ------      ------        ------        ------
Net Assets:
  Beginning of Period  . . . . . . . . . . . . . . . . . . . .          --          --            --            --
                                                                    ------      ------        ------        ------
  End of Period  . . . . . . . . . . . . . . . . . . . . . . .      $4,015      $3,409        $3,778        $3,115
                                                                    ======      ======        ======        ======
Shares Issued and Redeemed:
  Shares Issued  . . . . . . . . . . . . . . . . . . . . . . .         374         330           354           301
  Shares Issued in Lieu of Cash Distributions  . . . . . . . .           2           2             1             3
  Shares Redeemed  . . . . . . . . . . . . . . . . . . . . . .          --          --            --            --
                                                                    ------      ------        ------        ------
      Net Share Transactions . . . . . . . . . . . . . . . . .         376         332           355           304
                                                                    ======      ======        ======        ======

Amounts designated as "--" are either $0 or have been rounded to $0.
* Commencement of operations.


    The accompanying notes are an integral part of the financial statements.

                      This page intentionally left blank.

FINANCIAL HIGHLIGHTS
STI CLASSIC VARIABLE TRUST FUNDS For the Period from Inception through December 31, 1995
For a Share Outstanding Throughout the Period


                                                         NET      NET REALIZED AND
                                  NET ASSET VALUE    INVESTMENT   UNREALIZED GAINS    DISTRIBUTIONS FROM        DISTRIBUTIONS FROM
                                BEGINNING OF PERIOD    INCOME      ON INVESTMENTS    NET INVESTMENT INCOME    REALIZED CAPITAL GAINS
                                -------------------  ----------   ----------------   ---------------------    ----------------------
VALUE INCOME STOCK FUND
          1995 (1)                    $10.00            $0.06           $0.67               $(0.06)                  $ --
AGGRESSIVE GROWTH FUND
          1995 (1)                    $10.00            $0.05           $0.27               $(0.05)                  $ --
CAPITAL GROWTH FUND
          1995 (1)                    $10.00            $0.04           $0.66               $(0.04)                  $ --
INVESTMENT GRADE BOND FUND
          1995 (1)                    $10.00            $0.13           $0.25               $(0.13)                  $ --

(1)      Commenced operations on October 2, 1995.
  *      Annualized
  +      Cumulative since inception.
Amounts designated as "--" are either zero or rounded to zero.

                                                                                            Rate of Net
                                                                          Ratio to           Investment
                                                           Ratio         Expenses to           Income
                                                           of Net          Average            (loss) to
                                           Ratio of      Investment       Net Assets          Net Assets
Net Asset                 Net Assets      Expenses to     Income to      (Excluding          (Excluding        Portfolio
Value End      Total        End of        Average Net    Average Net     Waivers and         Waivers and        Turnover
of Period     Return     Period (000)       Assets         Assets       Reimbursements)     Reimbrusements)       Rate
---------     ------     ------------     -----------    -----------    ---------------     ---------------    ----------

$10.67         7.31%+       4,015             0.95%*       2.98%*           5.72%*             (1.79)%*            7.17%
$10.27         3.19%+       3,409             1.15%*       2.22%*           6.34%*             (2.97)%*           13.29%
$10.66         6.96%+       3,778             1.15%*       1.69%*           6.18%*             (3.34)%*            8.05%
$10.25         3.68%+       3,115             0.75%*       5.04%*           6.05%*             (0.26)%*          108.55%



    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC VARIABLE TRUST FUNDS  December 31, 1995

1. Organization:

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Trust Act of 1940, as amended, as an open-end management investment Trust with four funds: the Capital Growth Fund, the Value Income Stock Fund, the Aggressive Growth Fund (collectively "the Equity Funds") and the Investment Grade Bond Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objective policies and strategies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with generally accepted accounting principles.

         Security Valuation -- Investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price.

         Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

         Federal Income Taxes -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

         Security Transactions and Investment Income -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities held by the Investment Grade Bond and the Equity Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

         Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

         Net Asset Value Per Share -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the respective class of the Fund. The offering price per share for the shares of the Investment Grade Bond and Equity Funds is the net asset value per share.

         Other -- Distributions from net investment income for the Investment Grade Bond Fund are declared daily and paid monthly to shareholders. Distributions from net investment income for the Equity Funds are declared and paid quarterly to shareholders. Any net realized capital gains are distributed to shareholders at least annually. Expenses related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets.

         Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Administration and Distribution Agreements

The Trust and SEI Financial Management Corporation (the "Administrator") are parties to an administration agreement (the "Administration Agreement") dated May 29, 1995. Under the terms of the Administration Agreement the Administrator is entitled to a fee, subject to a minimum, (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Trust) of: .10% up to $1 billion, .07% on the next $4 billion, .05% on the next $3 billion, .045% on the next $2 billion, and .04% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated May 29, 1995 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SEI Financial Services Company ("the Distributor") are parties to a Distribution Agreement dated May 29, 1995. The Distributor receives no fees for its services under this agreement.

4. Investment Advisory Agreement

Investment advisory services are provided to the Trust by STI Capital Management, N.A. ("STI Capital"). Under the terms of the investment advisory agreements, STI Capital is entitled to receive a fee from the Fund, computed daily and paid monthly, at an annual rate of .74%, 1.15%, .80% and 1.15% of the average daily net assets of the Investment Grade Bond Fund, Capital Growth Fund, Value Income Stock Fund and Aggressive Growth Fund, respectively.

SunTrust Bank, Atlanta acts as Custodian for all the Funds. Fees of the Custodian are paid on the basis of net assets. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

5. Organizational Costs and Transactions with Affiliates

Organizational costs have been capitalized by the Trust and are being amortized on a straight line basis over a maximum of sixty months following commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder

NOTES TO FINANCIAL STATEMENTS (Concluded)

STI CLASSIC VARIABLE TRUST FUNDS  December 31, 1995



thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational cost in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Financial Services Company (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

6. Investment Transactions

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the period ended December 31, 1995 were as follows:



                                                                   U.S. Govt.      U.S. Govt.
                                       Purchases       Sales        Purchases         Sales
                                         (000)         (000)          (000)           (000)
                                       ---------       -----       ----------      ----------
Investment Grade Bond Fund . . . . .    $2,791         $  --          $2,791           $ --
Capital Growth Fund  . . . . . . . .     3,323          222              --              --
Value Income Stock Fund  . . . . . .     3,626          209              --              --
Aggressive Growth Fund . . . . . . .     3,085          267              --              --

The aggregate gross unrealized appreciation and depreciation for securities held by the Investment Grade Bond and Equity Funds at December 31, 1995 was as follows:


                                                                      Net Unrealized
                                  Appreciated       Depreciated      Appreciation --
                                  Securities         Securities       (Depreciation)
                                     (000)             (000)              (000)
                                  -----------       -----------      ---------------
Investment Grade Bond Fund . . .      $ 70             $ 0                $ 70
Capital Growth Fund  . . . . . .       231              35                 196
Value Income Stock Fund  . . . .       230              33                 197
Aggressive Growth Fund . . . . .       148              82                  66

At December 31, 1995 the Capital Growth Fund had $10,224 available realized capital losses to offset future net capital gains.

7. Concentration of Credit Risk:

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S & P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments. The following is a summary of credit quality ratings for securities held by the Fund at December 31, 1996:

Moody's                                % of Portfolio Value
-------                                --------------------
US Government Securities . . . . . . .        93.38%
Repurchase Agreements  . . . . . . . .         6.62%
                                              -----
                                                100%
                                              =====

S & P                                  % of Portfolio Value
-----                                  --------------------
US Government Securities . . . . . .         93.38%
Repurchase Agreements  . . . . . . .          6.62%
                                             -----

                                               100%
                                             =====

                                                                      Unaudited

                             NOTICE TO SHAREHOLDERS
                                       OF
                        STI CLASSIC VARIABLETRUST FUNDS


For shareholders that do not have a December 31, 1995 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 1995 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 1995, each portfolio is designating the following items with regard to distributions paid during the year:

                                                  (A)             (B)             (C)
                                               Long Term        Ordinary
                                             Capital Gains       Income          Total
                                             Distributions   Distributions   Distributions
Portfolio                                     (Tax Basis)     (Tax Basis)     (Tax Basis)
---------                                    -------------   -------------   -------------
Value Income Stock....................            0%             100%            100%
Aggressive Growth.....................            0%             100%            100%
Capital Growth........................            0%             100%            100%
Investment Grade Bond.................            0%             100%            100%


                                                  (D)             (E)
                                               Qualifying      Tax-Exempt
Portfolio                                      Dividends        Interest
---------                                      ----------      ----------
Value Income Stock....................           35.56%            0%
Aggressive Growth.....................            5.49%            0%
Capital Growth........................           19.44%            0%
Investment Grade Bond.................               0%            0%

--------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
* Items (A) and (B) are based on a percentage of each portfolio's total distributions.
** Items (D) and (E) are based on a percentage of gross income of each portfolio.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Trustees of
  STI Classic Variable Trust:

We have audited the accompanying statements of net assets of the Value Income Stock, Aggressive Growth, Capital Growth, and Investment Grade Bond Funds of the STI Classic Variable Trust (the "Trust") as of December 31, 1995, and the related statements of operations, changes in net assets and financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Value Income Stock, AggressiveGrowth, Capital Growth, and Investment Grade Bond Funds of the STI Classic Variable Trust as of December 31, 1995, the results of their operations, changes in their net assets, and financial highlights for the period presented, in conformity with generally accepted accounting principles.



ARTHUR ANDERSEN LLP


Philadelphia, Pa.
February 9, 1996

Investment Advisor:

STI Capital Management, N.A.

STI Classic Variable Trust Funds are not                    ANNUAL
deposits, are not insured or guaranteed                FINANCIAL REPORT
by the FDIC or any other government
agency, and are not endorsed by and do
not constitute obligations of SunTrust            STI Classic Variable Trust
Banks, Inc. or any other of its
affiliates. Invesment in the Funds                         [LOGO]
involves risk, including the possible
loss of principal. There is no guarantee              DECEMBER 31, 1995
that any STI Classic Variable Trust Fund
will achieve its investment objective.                     [LOGO]
The STI Classic Variable Trust Funds are advised by an affiliate of SunTrust
Banks, Inc.

Distributor
SEI Financial Services Company

This information must be preceded or
accompanied by a current prospectus for each Fund described.